UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-10467

Causeway Capital Management Trust

(Exact name of registrant as specified in charter)

11111 Santa Monica Boulevard, 15th Floor

Los Angeles, CA 90025

(Address of principal executive offices) (Zip code)

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-866-947-7000

Date of fiscal year end: September 30

Date of reporting period: October 1, 2016 to December 31, 2016

Item 1.	Schedule of Investments

SCHEDULE OF INVESTMENTS (000)*

December 31, 2016 (Unaudited)

Causeway International Value Fund	Number of Shares	Value

COMMON STOCK
Australia — 1.0%
Westfield Corp. [1]	8,598,126	$58,201

Canada — 1.7%
Encana Corp.	5,824,128	68,363
Gildan Activewear Inc.	551,900	14,013
Manulife Financial Corp.	1,116,800	19,888

		102,264

China — 1.7%
Baidu Inc. ADR [2]	622,000	102,263

France — 12.5%
BNP Paribas SA	1,461,487	93,153
Engie SA	12,362,469	157,722
Legrand SA	443,834	25,206
Sanofi-Aventis SA	1,375,603	111,354
Schneider Electric SE	2,584,654	179,868
Total SA	3,881,774	199,078

		766,381

Germany — 4.7%
BASF SE	1,138,941	105,876
Linde AG	446,866	73,429
SAP SE	1,225,436	106,821

		286,126

Hong Kong — 5.5%
China Merchants Holdings International Co. Ltd.	18,524,133	45,961
China Mobile Ltd.	16,695,839	176,981
CNOOC Ltd.	92,659,000	115,906

		338,848

Japan — 15.1%
Asahi Group Holdings Ltd.	1,221,700	38,572
East Japan Railway Co.	2,039,700	176,265
Hitachi Ltd.	29,297,000	158,423
Japan Airlines Co. Ltd.	4,344,500	126,943
KDDI Corp.	6,369,700	161,293
Komatsu Ltd.	3,971,500	89,964
Nikon Corp.	3,425,100	53,249
Sumitomo Mitsui Financial Group Inc.	3,124,000	119,213

		923,922

SCHEDULE OF INVESTMENTS (000)* (continued)

December 31, 2016 (Unaudited)

Causeway International Value Fund	Number of Shares	Value

Netherlands — 5.4%
Akzo Nobel NV	2,938,078	$183,680
ArcelorMittal [2]	5,972,826	44,112
ING Groep NV	3,204,989	45,107
PostNL NV [2]	6,154,104	26,508
RELX NV	1,872,982	31,526

		330,933

South Korea — 5.4%
KT&G Corp.	328,515	27,480
Samsung Electronics Co. Ltd.	113,530	168,968
SK Telecom Co. Ltd.	735,431	136,306

		332,754

Spain — 1.4%
CaixaBank SA	25,297,069	83,615

Sweden — 0.9%
Alfa Laval AB	3,384,505	56,021

Switzerland — 14.3%
ABB Ltd. [2]	8,063,595	170,093
Aryzta AG [2]	2,174,975	95,795
Cie Financiere Richemont SA	1,830,172	121,227
Novartis AG	2,315,852	168,521
Roche Holding AG	650,025	148,478
UBS Group AG	2,771,221	43,407
Zurich Insurance Group AG [2]	452,913	124,714

		872,235

United Kingdom — 24.9%
AstraZeneca PLC	305,959	16,732
Aviva PLC	27,364,198	164,033
Balfour Beatty PLC	18,016,498	59,706
Barclays PLC	42,435,031	116,858
British American Tobacco PLC	3,292,759	187,541
Carnival PLC	2,368,333	120,399
Cobham PLC	19,431,598	39,202
Diageo PLC	2,454,992	63,839
GlaxoSmithKline PLC	4,109,533	79,110
Lloyds Banking Group PLC	143,786,827	110,770
Prudential PLC	8,249,278	165,459
Royal Dutch Shell PLC, Class B	7,936,065	230,232
SSE PLC	4,311,574	82,521

SCHEDULE OF INVESTMENTS (000)* (continued)

December 31, 2016 (Unaudited)

Causeway International Value Fund	Number of Shares	Value

United Kingdom — (continued)
Vodafone Group PLC	34,032,641	$83,821

		1,520,223

Total Common Stock
(Cost $5,965,213) — 94.5%		5,773,786

PREFERRED STOCK
Germany — 4.1%
Volkswagen AG	1,813,066	254,503

Total Preferred Stock
(Cost $313,877) — 4.1%		254,503

SHORT-TERM INVESTMENT
Short-Term Investments Trust: Government & Agency Portfolio, Institutional Class, 0.430% **	64,297,258	64,297

Total Short-Term Investment
(Cost $64,297) — 1.1%		64,297

Total Investments — 99.7%
(Cost $6,343,387)‡		6,092,586

Other Assets in Excess of Liabilities — 0.3%		19,311

Net Assets — 100.0%		$6,111,897

*	Except for share data.
**	The rate reported is the 7-day effective yield as of December 31, 2016.
1	Real Estate Investment Trust.
2	Non-income producing security.
ADR	American Depositary Receipt
‡	At December 31, 2016, the tax basis cost of the Fund’s investments was $6,343,387 and the unrealized appreciation and depreciation were $318,431 and $(569,232), respectively.

SCHEDULE OF INVESTMENTS (000) (concluded)

December 31, 2016 (Unaudited)

The table below sets forth information about the Level within the fair value hierarchy at which the Fund’s investments are measured at December 31, 2016:

Investments in Securities	Level 1	Level 2†	Level 3	Total
Common Stock
Australia	$58,201	$—	$—	$58,201
Canada	102,264	—	—	102,264
China	102,263	—	—	102,263
France	766,381	—	—	766,381
Germany	286,126	—	—	286,126
Hong Kong	338,848	—	—	338,848
Japan	923,922	—	—	923,922
Netherlands	330,933	—	—	330,933
South Korea	—	332,754	—	332,754
Spain	83,615	—	—	83,615
Sweden	56,021	—	—	56,021
Switzerland	872,235	—	—	872,235
United Kingdom	1,520,223	—	—	1,520,223

Total Common Stock	5,441,032	332,754	—	5,773,786

Preferred Stock	254,503	—	—	254,503

Short-Term Investment	64,297	—	—	64,297

Total Investments in Securities	$5,759,832	$332,754	$—	$6,092,586

†	Represents securities trading primarily outside the United States, the values of which were adjusted as a result of significant market movements following the close of local trading.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the reporting period. Changes in the classification between Levels 1 and 2 occur primarily when foreign equity securities are fair valued using other observable market–based inputs in place of closing exchange prices due to events occurring after foreign market closures. At December 31, 2016, securities with a value of $5,429,168, which represented 88.8% of the net assets of the Fund, transferred from Level 2 to Level 1 since the prior fiscal year end, primarily due to significant market movements following the close of local trading at the prior fiscal year end. At December 31, 2016, there were no transfers from Level 1 to Level 2 investments in securities.

At December 31, 2016, there were no transfers into Level 3 investments in securities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

CCM-QH-001-2500

Item 2.	Controls and Procedures

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of the filing date of this report. Based on their evaluation, the certifying officers have concluded that such disclosure controls and procedures are adequately designed, and are operating effectively to ensure that information required to be disclosed by the registrant in the reports it files or submits under the Investment Company Act of 1940 and the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as such term is defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Causeway Capital Management Trust

By (Signature and Title)	/s/ Turner Swan
Turner Swan, President
Date: March 1, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Turner Swan
Turner Swan, President
Date: March 1, 2017

By (Signature and Title)	/s/ Eric Kleinschmidt
Eric Kleinschmidt, Treasurer
Date: March 1, 2017